Offerings - Offering: 1	Oct. 13, 2026 USD ($) shares
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	43,447,017
Proposed Maximum Offering Price per Unit	2.32
Maximum Aggregate Offering Price	$ 100,797,079.44
Amount of Registration Fee	$ 13,920.08
Offering Note	Consists of up to 43,223,705 shares of common stock, par value $0.001 per share (the "Common Stock"), of Glucotrack, Inc. (the "Company"), consisting of: (i) up to 1,191,191 shares of Common Stock issuable upon the exercise of Common Stock purchase warrants (including the follow-on bridge warrants issued on August 4, 2026) issued to certain investors (the "Bridge Investors") pursuant to the securities purchase agreement, dated July 14, 2026, as supplemented by a joinder dated August 4, 2026 (the "Purchase Agreement"); (ii) an aggregate of 333,335 shares of Common Stock issuable to certain of the Bridge Investors in connection with the Purchase Agreement; (iii) up to 8,351,708 shares of Common Stock issuable pursuant to that certain common stock purchase agreement, dated July 14, 2026, as amended by Amendment No. 1, dated August 7, 2026 (the "ELOC Purchase Agreement"), with White Lion Capital, LLC (the "ELOC Investor"), pursuant to which the Company has the right, but not the obligation, to require the ELOC Investor to purchase, from time to time over a three-year period, up to $50,000,000 of shares of Common Stock (the "Purchase Shares"), subject to certain limitations and conditions set forth in the ELOC Purchase Agreement; (iv) up to 1,670,342 shares of Common Stock issuable upon exercise of a Common Stock purchase warrant issued to the ELOC Investor in connection with the ELOC Purchase Agreement; (v) up to 167,035 shares of Common Stock issuable in satisfaction of the $1,000,000 commitment fee owed to the ELOC Investor in connection with the ELOC Purchase Agreement; (vi) up to 177,778 shares of Common Stock issuable upon exercise of pre-funded warrants issued pursuant to a securities purchase agreement, dated August 4, 2026 (the "Interim PIPE SPA"); (vii) up to 177,778 shares of Common Stock issuable upon exercise of Common Stock purchase warrants issued pursuant to the Interim PIPE SPA; (viii) up to 18,703,508 shares of Common Stock issuable upon the conversion of certain senior secured convertible promissory notes, dated September 10, 2026, issued in connection with the securities purchase agreement, dated September 10, 2026 (such financing, the "September PIPE Financing"), with certain investors (the "September Investors"); (ix) up to 12,079,360 shares of Common Stock issuable upon the exercise of Common Stock purchase warrants issued to the September Investors; and (x) up to 371,670 shares of Common Stock issuable upon the exercise of Common Stock purchase warrants issued to certain individuals in connection with the September PIPE Financing. The registrant's Registration Statement on Form S-1 (File No. 333-299000) was initially filed on September 18, 2026 (the "Registration Statement"), registering 43,447,017 shares of Common Stock for resale by certain selling stockholders. The registration fee for that filing was calculated in accordance with Rule 457(c), based on the average of the high and low prices of the Common Stock on the Nasdaq Capital Market on September 15, 2026 ($2.32 per share of Common Stock), at the then-applicable fee rate of $138.10 per $1,000,000 (0.0001381). The registrant is filing this Amendment No. 1 to the Registration Statement (the "Amendment") in part to reduce the number of shares of Common Stock offered for resale to 43,223,705. Because the registration fee previously paid exceeds the registration fee calculated with respect to the securities registered hereby, all such securities are reported in the table above under the caption "Fees Previously Paid," and no additional registration fee is due in connection with this Amendment. The reduction in the number of shares registered is reflected in this footnote rather than through changes to the previously paid table entries.